Sales - Customer contract net assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Customer contract net assets	€ 786	€ 733	€ 740	€ 709
Total customer contract net assets	1,795	1,570	1,460
Prepaid telephone cards	(170)	(175)	(186)
Connection fees	(436)	(507)	(563)
Loyalty programs	(10)	(31)	(29)
Other deferred revenue	(2,082)	(1,847)	(1,717)
Other customer contract liabilities	(19)	(19)	(17)
Customer contract liabilities	(2,717)	(2,579)	(2,512)	(1,984)
Total customer contract net assets and liabilities	(922)	(1,009)	(1,052)
Costs to fulfill a contract
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers	687	539	426	265
Costs to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers	€ 322	€ 298	€ 294	€ 262